Trade payables and other current liabilities - Schedule of Deferred Income and Contract Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Deferred income	€ 0	€ 45
Current contract liabilities	36,172	36,172
Deferred income and current contract liabilities	€ 36,172	€ 36,216